Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2026
Registrant Name	dei_EntityRegistrantName	Dreyfus Institutional Preferred Money Market Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001038520
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2026
Document Effective Date	dei_DocumentEffectiveDate	Jul. 31, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Jul. 31, 2026